Related Party Transactions - Schedule of Key Management Personnel Compensation Comprised (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel Compensation Comprised [Abstract]
Short-term employee benefits	€ 1,891	€ 1,800	€ 2,001
Termination benefits	227
Share-based payments	2,121	3,310	1,509
Total	€ 4,239	€ 5,110	€ 3,510